Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive Income on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [Member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2020				$ 302	$ 30,745	$ 355	$ 1,979	$ 3,980	$ (638)	$ (158)		$ 6,598	$ 13,430
Statement [Line Items]
Issued under the Stock Option Plan													59
Repurchased for cancellation and/or treasury shares sold/purchased													47
Net income		$ 3,320			3,320
Dividends on preferred shares and distributions payable on other equity instruments					(124)
Dividends on common shares					(1,372)
Stock option expense, net of options exercised				7
(Losses) on derivatives designated as cash flow hedges arising during the period		(610)	[1]				(610)
Unrealized gains (losses) on translation of net foreign operations		(2,435)						(2,435)
Gains on remeasurement of pension and other employee future benefit plans		711	[2]						711
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(242)	[3]							(242)
Unrealized (losses) on fair value through OCI debt securities arising during the period						(32)
Unrealized gains on fair value through OCI equity securities arising during the period						0
Redeemed during the period												(750)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(163)	[4]				(163)
Unrealized gains (losses) on hedges of net foreign operations		537	[5]					537
Equity issue expense and premium paid on redemption of preferred shares					(6)
Net discount on sale of treasury shares					(2)
Reclassification to earnings of (gains) losses during the period		(28)	[6]			(28)
Reclassification to earnings of net losses related to divestitures (Note 12)	[7]	0
Net premium on sale of treasury shares				3
Other				1
Balance at end of year at Apr. 30, 2021		55,514		313	32,561	295	1,206	2,082	73	(400)	$ 3,256	5,848	13,536
Balance at beginning of year at Jan. 31, 2021				309	32,012	403	1,771	3,070	(363)	(403)		5,848	13,501
Statement [Line Items]
Issued under the Stock Option Plan													32
Repurchased for cancellation and/or treasury shares sold/purchased													3
Net income		1,303			1,303
Dividends on preferred shares and distributions payable on other equity instruments					(68)
Dividends on common shares					(686)
Stock option expense, net of options exercised				2
(Losses) on derivatives designated as cash flow hedges arising during the period		(479)	[1]				(479)
Unrealized gains (losses) on translation of net foreign operations		(1,304)						(1,304)
Gains on remeasurement of pension and other employee future benefit plans		436	[2]						436
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		3	[3]							3
Unrealized (losses) on fair value through OCI debt securities arising during the period						(89)
Unrealized gains on fair value through OCI equity securities arising during the period						0
Redeemed during the period												0
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(86)	[4]				(86)
Unrealized gains (losses) on hedges of net foreign operations		316	[5]					316
Equity issue expense and premium paid on redemption of preferred shares					0
Net discount on sale of treasury shares					0
Reclassification to earnings of (gains) losses during the period		(19)	[6]			(19)
Reclassification to earnings of net losses related to divestitures (Note 12)		0	[7]					0
Net premium on sale of treasury shares				3
Other				(1)
Balance at end of year at Apr. 30, 2021		55,514		313	32,561	295	1,206	2,082	73	(400)	3,256	5,848	13,536
Balance at beginning of year at Oct. 31, 2021		57,523		313	35,497	171	185	2,269	285	(354)		5,558	13,599
Statement [Line Items]
Net income		2,933
(Losses) on derivatives designated as cash flow hedges arising during the period	[1]	(478)
Unrealized gains (losses) on translation of net foreign operations		808
Gains on remeasurement of pension and other employee future benefit plans	[2]	162
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[3]	66
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period	[4]	(138)
Unrealized gains (losses) on hedges of net foreign operations	[5]	(128)
Reclassification to earnings of (gains) losses during the period	[6]	(28)
Reclassification to earnings of net losses related to divestitures (Note 12)	[7]	(29)
Balance at end of year at Jan. 31, 2022		59,804		319	37,513	83	(431)	2,978	447	(288)		5,558	13,625
Balance at beginning of year at Oct. 31, 2021		57,523		313	35,497	171	185	2,269	285	(354)		5,558	13,599
Statement [Line Items]
Issued during the period												750
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													301
Issued under the Stock Option Plan													43
Repurchased for cancellation and/or treasury shares sold/purchased													(11)
Issued to finance a portion of the announced acquisition													3,106
Net income		7,689			7,689
Dividends on preferred shares and distributions payable on other equity instruments					(107)
Dividends on common shares					(1,756)
Stock option expense, net of options exercised				5
(Losses) on derivatives designated as cash flow hedges arising during the period		(2,911)	[1]				(2,911)
Unrealized gains (losses) on translation of net foreign operations		1,130						1,130
Gains on remeasurement of pension and other employee future benefit plans		606	[2]						606
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		604	[3]							604
Unrealized (losses) on fair value through OCI debt securities arising during the period						(300)
Unrealized gains on fair value through OCI equity securities arising during the period						2
Redeemed during the period												(600)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(249)	[4]				(249)
Unrealized gains (losses) on hedges of net foreign operations		(192)	[5]					(192)
Equity issue expense and premium paid on redemption of preferred shares					(48)
Net discount on sale of treasury shares					0
Reclassification to earnings of (gains) losses during the period		(22)	[6]			(22)
Reclassification to earnings of net losses related to divestitures (Note 12)		(29)	[7]					29
Net premium on sale of treasury shares				0
Other				0
Balance at end of year at Apr. 30, 2022		65,592		318	41,275	(149)	(2,975)	3,236	891	250	1,253	5,708	17,038
Balance at beginning of year at Jan. 31, 2022		59,804		319	37,513	83	(431)	2,978	447	(288)		5,558	13,625
Statement [Line Items]
Issued during the period												750
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													301
Issued under the Stock Option Plan													21
Repurchased for cancellation and/or treasury shares sold/purchased													(15)
Issued to finance a portion of the announced acquisition													3,106
Net income		4,756			4,756
Dividends on preferred shares and distributions payable on other equity instruments					(52)
Dividends on common shares					(894)
Stock option expense, net of options exercised				0
(Losses) on derivatives designated as cash flow hedges arising during the period		(2,433)	[1]				(2,433)
Unrealized gains (losses) on translation of net foreign operations		322						322
Gains on remeasurement of pension and other employee future benefit plans		444	[2]						444
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value		538	[3]							538
Unrealized (losses) on fair value through OCI debt securities arising during the period						(238)
Unrealized gains on fair value through OCI equity securities arising during the period						0
Redeemed during the period												(600)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period		(111)	[4]				(111)
Unrealized gains (losses) on hedges of net foreign operations		(64)	[5]					(64)
Equity issue expense and premium paid on redemption of preferred shares					(48)
Net discount on sale of treasury shares					0
Reclassification to earnings of (gains) losses during the period		6	[6]			6
Reclassification to earnings of net losses related to divestitures (Note 12)		0	[7]					0
Net premium on sale of treasury shares				0
Other				(1)
Balance at end of year at Apr. 30, 2022		$ 65,592		$ 318	$ 41,275	$ (149)	$ (2,975)	$ 3,236	$ 891	$ 250	$ 1,253	$ 5,708	$ 17,038

[1]	Net of income tax recovery of $878 million, $172 million, $173 million for the three months ended, and $1,050 million, $219 million for the six months ended, respectively.
[2]	Net of income tax (provision) of $(160) million, $(60) million, $(158) million for the three months ended, and $(220) million, $(257) million for the six months ended, respectively.
[3]	Net of income tax (provision) recovery of $(194) million, $(24) million, $(1) million for the three months ended, and $(218) million, $88 million for the six months ended, respectively.
[4]	Net of income tax provision (recovery) of $40 million, $50 million, $31 million for the three months ended, and $90 million, $59 million for the six months ended, respectively
[5]	Net of income tax (provision) recovery of $23 million, $48 million, $(115) million for the three months ended, and $71 million, $(195) million for the six months ended, respectively.
[6]	Net of income tax recovery of $84 million, $22 million, $32 million for the three months ended, and $105 million, $12 million for the six months ended, respectively.
[7]	Net of income tax (provision) of na, $nil million, na for the three months ended, and $nil million, na for the six months ended, respectively.